THE COMPANY AND BASIS OF PRESENTATION (Details) $ in Thousands			1 Months Ended		3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Apr. 24, 2024 USD ($)	Apr. 23, 2024	Nov. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit					$ 438,218	$ 429,111	$ 415,487	$ 404,903	$ 419,149	$ 403,390	$ 429,111	$ 419,149	$ 558,951	$ 438,218	$ 404,903	$ 441,431	$ 418,500
Cash and cash equivalents					48,670	50,430	47,976	53,078	25,007	37,970	50,430	25,007	$ 127,386	48,670	53,078	$ 35,778	32,731	$ 62,273
Reverse stock split		0.05
Number of operating segments | segment													1			1
Accrued indirect tax liabilities					14,689	13,431	11,795	11,314	10,582	7,942	13,431	10,582	$ 26,289	14,689	11,314	$ 18,040	11,534
Operating expenses					$ 13,685	$ 11,838	$ 13,363	$ 12,364	$ 9,921	$ 10,220	$ 25,201	$ 20,141	$ 123,195	$ 38,886	$ 32,505	$ 50,343	45,395
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit																	7,600	3,900
Accrued indirect tax liabilities																	11,500	7,600
Operating expenses																	$ 3,900	$ 3,700
2024 Private Placement | Series A Convertible Voting Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of stock, gross	$ 240,000
Subsequent event | 2024 Private Placement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of stock, gross			$ 105,000
Subsequent event | 2024 Private Placement | Series A Convertible Voting Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of stock, gross				$ 240,000